Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
Pfizer Savings Plan
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and UncertaintiesInvestment securities, including Pfizer Inc. common stock, are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in their fair values will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for plan benefits.